Condensed Consolidated Balance Sheets Details - Schedule for Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule for Prepaid Expenses and Other Current Assets [Abstract]
Inventory deposits	$ 389	$ 435	$ 551
Prepaid Insurance	115
Prepaid Software Subscriptions	75	52	63
Interest receivable			93
Other prepaid expenses and other current assets	65	83	80
Total	$ 644	$ 570	$ 787